Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Trade and other payables

(in €‘000)	December 31, 2021	December 31, 2020
Trade payables	13,070	7,418
Accrued expenses	9,446	3,458
Employee related liabilities	950	1,253
Payroll taxes, social security and VAT payables	5,261	1,112
Payables to related parties	28	31
Other payables	578	467
Total	29,333	13,739